Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Sources of income (loss) before income taxes
The sources of income (loss) before income taxes are as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Domestic	$(59,212)	$(12,487)	$(41,246)
Foreign	(8,468)	(16,866)	(19,060)
Total	$(67,680)	$(29,353)	$(60,306)

Components of income taxes
Components of income taxes are as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Current:
Federal	$—	$(166)	$—
State and local	65	116	28
Foreign	8,905	5,494	5,574
Deferred:
Federal	(346)	(1,263)	—
Foreign	(5,906)	(4,157)	(1,181)
Total income tax expense	$2,718	$24	$4,421

Reconciliation of the expected income tax expense on income (loss) before income taxes using the statutory federal income tax
A reconciliation of the expected income tax expense on income (loss) before income taxes using the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income tax expense follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Expected income tax expense at 21% for 2018 and 35% for 2017 and 2016	$(14,213)	$(10,274)	$(21,107)
Foreign tax rate differential	74	(2,914)	5,932
Foreign tax differences	4,703	(5,610)	(4,828)
Global intangible low tax income inclusion	3,443	—	—
State and local taxes	65	116	28
Nondeductible expenses	1,604	4,308	(259)
Change in U.S. tax rate	—	77,410	—
Expired capital loss	—	1,114	1,321
Valuation allowance:
Valuation allowance on expiring capital losses	—	(1,114)	(1,321)
Valuation allowance on operations	7,042	(63,012)	24,655
Total income tax expense	$2,718	$24	$4,421

Tax effects of the cumulative temporary differences resulting in the net deferred income tax asset (liability)
The tax effects of the cumulative temporary differences resulting in the net deferred income tax asset (liability) are as follows (in thousands):

	December 31,
	2018	2017
Deferred income tax assets:
Accrued expenses	$1,126	$1,976
Allowance accounts	6,415	2,960
Net operating loss carryforward	96,854	87,705
Equity method investment	35,292	35,292
Original issue discount	8,073	9,624
Interest limitation	5,845	—
Basis in identified intangibles	4,146	9,408
Tax credit carryforwards	5,345	6,929
Contingency accrual	—	788
Other	4,600	4,035
Total deferred income tax asset	167,696	158,717
Valuation allowance	(160,505)	(153,463)
Net deferred income tax asset	7,191	5,254
Deferred income tax liabilities:
Unbilled receivables	—	(3,501)
Total deferred income tax asset, net	$7,191	$1,753

Aggregate changes in gross amount of unrecognized tax benefits
During 2018, 2017 and 2016, the aggregate changes in the Company’s total gross amount of unrecognized tax benefits are summarized as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Beginning balance	$447	$1,299	$1,250
Increases in unrecognized tax benefits – current year positions	—	59	49
Decreases in unrecognized tax benefits – prior year position	—	(911)	—
Ending balance	$447	$447	$1,299